Related Party Transactions and Exempt Party-In-Interest Transactions (Details) - Honeywell 401(k) Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions and Exempt Party-In-Interest Transactions [Abstract]
Realized gains	$ 239
Dividend income on investments	78
Investment interest	16,547	$ 16,077
Common Stock [Member]
Related Party Transactions and Exempt Party-In-Interest Transactions [Abstract]
Purchases made by the Plan for the investment in the Company’s common stock	187
Sales made by the Plan for the investment in the Company’s common stock	516
Realized gains	241
Unrealized gain on investments	579
Dividend income on investments	79
Investment interest	$ 3,400